Capital Structure, Financial Risk and Related Items - Assets and Liabilities in Foreign Currency (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Central rate committed to maintain	7.46
Positive fluctuation in exchange rate	2.25%
Negative fluctuation in exchange rate	(2.25%)
Average effective duration of portfolio	9 months 18 days	1 year 1 month 6 days
Average effective duration of portfolio	9 months 22 days	1 year 26 days
Percentage point will cause the change in fair value of the securities	1
Minimum
Disclosure of credit risk exposure [line items]
Average effective duration of portfolio	6 years
Change in the interest rates	0.80%
Maximum
Disclosure of credit risk exposure [line items]
Average effective duration of portfolio		9 years
Change in the interest rates		1.10%
EUR
Disclosure of credit risk exposure [line items]
Percentage change in exchange rate	1.00%	1.00%
Impact of change in exchange rate	kr 8	kr 10
USD
Disclosure of credit risk exposure [line items]
Percentage change in exchange rate	10.00%	10.00%
Impact of change in exchange rate	kr 1,480	kr 1,053
GBP
Disclosure of credit risk exposure [line items]
Percentage change in exchange rate	10.00%	10.00%
Impact of change in exchange rate	kr 1